Employee Defined Contribution Plan	12 Months Ended
Jun. 30, 2024
Employee Defined Contribution Plan
Employee Defined Contribution Plan
13.	Employee Defined Contribution Plan

Obligations for contributions to defined contribution retirement plans for full-time employees in Hong Kong, including contributions payable under the Hong Kong Mandatory Provident Fund Schemes Ordinance, are recognized as expenses in the income statement as incurred. The total amounts for such employee benefits were approximately US$51,401, US$65,354 and US$82,227 for the years ended June 30, 2022, 2023 and 2024, respectively.